STOCKHOLDERS' DEFICIT - Common Stock (Details) - $ / shares	Dec. 31, 2023	Jan. 10, 2023	Dec. 31, 2022	Jan. 14, 2022
STOCKHOLDERS' DEFICIT
Common shares, shares authorized (in shares)	50,000,000		50,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares outstanding (in shares)	3,251,000		3,251,000
Shares subject to possible redemption				11,500,000
Founder Shares [Member]
STOCKHOLDERS' DEFICIT
Common shares, shares outstanding (in shares)	2,875,000		2,875,000
Private placement units
STOCKHOLDERS' DEFICIT
Common shares, shares outstanding (in shares)	376,000		376,000
Common Stock Subject To Possible Redemption [Member]
STOCKHOLDERS' DEFICIT
Common shares, shares outstanding (in shares)	305,410		11,500,000